Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease Disclosure [Abstract]
Summary of Detailed Information About Right Of Use Assets And Lease Liabilities Explanatory

Leased right-of-use assets	Land and buildings $m	Plant and machinery $m	Other $m	Total $m
At 31 December 2021
Cost	1,573	581	105	2,259
Accumulated depreciation (and impairment charges)	(378)	(268)	(49)	(695)
Net carrying amount	1,195	313	56	1,564

At 1 January 2021, net carrying amount	1,151	342	57	1,550
Translation adjustment	(24)	(9)	(1)	(34)
Transfer to owned assets	-	(10)	-	(10)
Additions at cost	96	92	22	210
Arising on acquisition (note 30)	77	11	-	88
Disposals at net carrying amount	(12)	(5)	(1)	(18)
Adjustment as a result of remeasurement of lease liability	45	9	2	56
Depreciation charge for year	(138)	(117)	(23)	(278)
At 31 December 2021, net carrying amount	1,195	313	56	1,564

The equivalent disclosure for the prior year is as follows:

At 31 December 2020
Cost	1,419	553	97	2,069
Accumulated depreciation (and impairment charges)	(268)	(211)	(40)	(519)
Net carrying amount	1,151	342	57	1,550

At 1 January 2020, net carrying amount	1,221	378	53	1,652
Translation adjustment	28	11	2	41
Transfer to owned assets	(5)	(2)	-	(7)
Additions at cost	59	82	25	166
Arising on acquisition (note 30)	12	-	-	12
Disposals at net carrying amount	(32)	(11)	(2)	(45)
Adjustment as a result of remeasurement of lease liability	9	7	3	19
Depreciation charge for year	(132)	(123)	(24)	(279)
Impairment charge for year	(9)	-	-	(9)
At 31 December 2020, net carrying amount	1,151	342	57	1,550

At 1 January 2020
Cost	1,354	508	75	1,937
Accumulated depreciation	(133)	(130)	(22)	(285)
Net carrying amount	1,221	378	53	1,652

Lease lia bilities	Land and buildings $m	Plant and machinery $m	Other $m	Total $m
At 1 January 2021	1,228	350	57	1,635
Translation adjustment	(24)	(9)	(1)	(34)
Addition of right-of-use assets	96	92	22	210
Arising on acquisition (note 30)	77	11	-	88
Disposals	(14)	(5)	(1)	(20)
Remeasurements	45	9	2	56
Payments	(164)	(139)	(25)	(328)
Discount unwinding	52	10	2	64
At 31 December 2021	1,296	319	56	1,671

The equivalent disclosure for the prior year is as follows:

At 1 January 2020	1,263	382	52	1,697
Translation adjustment	30	12	1	43
Reclassifications	(6)	5	1	-
Addition of right-of-use assets	59	82	25	166
Arising on acquisition (note 30)	12	-	-	12
Disposals	(31)	(11)	(2)	(44)
Remeasurements	9	7	3	19
Payments	(162)	(139)	(25)	(326)
Discount unwinding	54	12	2	68
At 31 December 2020	1,228	350	57	1,635

Summary of Detailed Information About Maturity Analysis Of Lease Liability
The table below shows a maturity analysis of the discounted and undiscounted lease liability arising from the Group’s leasing activities. The projections are based on the foreign exchange rates applying at the end of the relevant financial year and on interest rates (discounted projections only) applicable to the lease portfolio.

	As at 31 December 2021		As at 31 December 2020
	Discounted $m	Undiscounted $m	Discounted $m	Undiscounted $m
Within one year	297	302	296	301
Between one and two years	241	254	241	255
Between two and three years	190	208	189	208
Between three and four years	154	175	154	177
Between four and five years	126	150	125	150
After five years	663	1,099	630	1,085
Total	1,671	2,188	1,635	2,176

Summary of Lease Costs and Disclosures in Income Statement
The Group avails of the exemption from capitalising lease costs for short-term leases and low-value
assets where the relevant criteria are met. Variable lease payments directly linked to sales or usage are also expensed as incurred. The following lease costs have been charged to the Consolidated Income Statement as incurred:

Continuing operations	2021 $m	2020 $m
Short-term leases	241	210
Lease of low-value assets	8	7
Variable lease payments not included in the lease liability	97	86
Total	346	303

Total cash outflow for lease payments	674	629

Summary of Detailed Information About Maturity Analysis Of Lease Payments	The potential undiscounted future cash outflows arising from the exercise of renewal options that are not expected to be exercised (and are therefore not included in the lease term) are as follows:

	As at 31 December 2021 $m	As at 31 December 2020 $m
Within one year	4	2
Between one and two years	5	5
Between two and three years	6	9
Between three and four years	8	9
Between four and five years	8	10
After five years	568	576
Total	599	611